Share based Compensation - HCML Share Option Values (Details) - HCML Share Option Scheme £ / shares in Units, £ in Thousands, $ in Thousands				12 Months Ended
	Jun. 15, 2016 £ / shares	Dec. 20, 2013 £ / shares	Jun. 24, 2011 £ / shares	Dec. 31, 2016 GBP (£) £ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 GBP (£)	Dec. 31, 2014 USD ($)
Share option values
Weighted average grant date fair value of share option granted during the period (in dollars per share)	£ 8.991	£ 3.154	£ 1.841	£ 8.991
Total intrinsic value of share options exercised				£ 1,422	$ 1,907	£ 3,296	$ 5,020	£ 7,738	$ 12,034